Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On: 6
Year (a)	Summary Compensation Table Total for PEO 1 1,3 (b)	Compensation Actually Paid to PEO 1 1,4 (c)	Summary Compensation Table Total for PEO 2 1,3 (d)	Compensation Actually Paid to PEO 2 1,4 (e)	Average Summary Compensation Table Total for Non-PEO NEOs 2,3 (f)	Average Compensation Actually Paid to Non-PEO NEOs 2,5 (g)	Total Shareholder Return (h)	Prior Peer Group Total Shareholder Return (S&P 400) 7 (i)	Peer Group Total Shareholder Return (S&P 600) 7 (j)	Net Income (k)	Company- Selected Measure: Gross Revenue 8 (l)

2024	$12,152,420	$26,172,236	-	-	$3,712,070	$6,772,841	$137	$164	$149	$203,118,000	$1,594,288,000

2023	$5,231,678	$8,594,753	-	-	$2,150,984	$3,352,988	$81	$144	$137	$121,509,000	$1,452,579,000

2022	$577,608	$799,949	$10,280,267	($5,735,389)	$2,450,602	$790,615	$61	$123	$118	$142,177,000	$1,421,901,000

2021	-	-	$8,768,059	$2,003,203	$2,667,749	$1,273,508	$92	$142	$141	$127,791,000	$1,370,598,000

2020	-	-	$7,001,341	$10,687,663	$2,241,571	$1,643,342	$101	$114	$111	$72,660,000	$1,294,322,000

1.	The Company’s PEOs for the applicable years were as follows

–	2024: Thomas W. Warsop III served as CEO from January 1, 2024, to December 31, 2024 (“PEO 1”).
–	2023: Thomas W. Warsop III served as the Interim CEO from January 1, 2023, to May 31, 2023, and CEO from June 1, 2023, to December 31, 2023.
–	2022: Odilon Almeida served as the CEO from January 1, 2022, to November 7, 2022 (“PEO 2”); Thomas W. Warsop III served as the Interim CEO from November 7, 2022, to December 31, 2022.
–	2021: Odilon Almeida served as the CEO for the entirety of 2021.
–	2020: Odilon Almeida served as the CEO from March 9, 2020, to December 31, 2020.
–
2020: Note that Craig Saks is being reported as a
non-PEO
NEO for the entirety of 2020, even though he served as the interim CEO from January 1, 2020, until March 8, 2020. This is because the majority of his compensation earned reflects his time as a non-PEO
NEO, and his compensation in the Summary Compensation Table was not divided between his time as CEO and as a non-PEO
NEO. If Mr. Saks was disclosed as a PEO for the time he spent as interim CEO from January 1, 2020, until March 8, 2020, we estimate that his total compensation as reported in the summary compensation table would have been $85,385, and his compensation actually paid would have been -$119,010.

2.	The Company’s non-PEO NEOs for the applicable years were as follows:

–	2024: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla
–	2023: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla.
–	2022: Scott W. Behrens, Ram K. Puppala, Alessandro Silva, Eve Aretakis, and Jeremy M. Wilmot.
–	2021: Scott W. Behrens, Eve Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.
–	2020: Scott W. Behrens, Dennis P. Byrnes, Eve Aretakis, Jeremy M. Wilmot, and Craig Saks.

3.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs.

4.
Amounts reported in these columns represent the “compensation actually paid” to the Company’s PEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2024, PEO 1 total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for 2020, 2021, 2022, and 2023 please see the “pay versus performance” disclosure in our 2023 and 2024 definitive proxy statements.

PEO 1
		2024
	Summary Compensation Table - Total Compensation	$12,152,420
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($10,228,643)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$22,043,584
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$2,093,851
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$111,024
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$26,172,236

Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

5.
Amounts reported in this column represent the “compensation actually paid” to the NEOs other than the PEO, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2024, the non-PEO
NEOs’ average total compensation reported in the Summary Compensation Table was adjusted as shown in the table below (with the numbers representing average amounts for the applicable non-PEO
NEOs). See footnote 2 for the
non-PEO
NEOs included in the average for the 2024 fiscal year. For information on the calculation of “compensation actually paid” for 2020, 2021, 2022, and 2023 please see the “pay versus performance” disclosure in our 2023 and 2024 definitive proxy statements.

NEO Average
		2024
	Summary Compensation Table - Total Compensation	$3,712,070
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($2,587,219)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,944,919
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,405,104
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$341,789
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$278,405
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($322,227)
=	Compensation Actually Paid	$6,772,841
Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

6.
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019, in our common stock and the stock of the S&P MidCap 400 Index and S&P SmallCap 600 Index. Historic stock price performance is not necessarily indicative of future stock performance.

7.
The TSR Peer Group consists of the S&P SmallCap 600 Index, an independently prepared index. The S&P SmallCap 600 Index will replace the S&P MidCap 400 Index going forward, as the Company is now included in the S&P SmallCap 600 Index. The S&P MidCap 400 index has been included with data through 2024.

8.
For 2024, the Compensation Committee determined that Gross Revenue was viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized in our PSUs in fiscal year 2024. Prior to 2024, Revenue Net of Interchange was utilized as the company-selected measure. See Appendix A for more details.

Company Selected Measure Name				Gross Revenue
Named Executive Officers, Footnote
2.	The Company’s non-PEO NEOs for the applicable years were as follows:

–	2024: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla
–	2023: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla.
–	2022: Scott W. Behrens, Ram K. Puppala, Alessandro Silva, Eve Aretakis, and Jeremy M. Wilmot.
–	2021: Scott W. Behrens, Eve Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.
–	2020: Scott W. Behrens, Dennis P. Byrnes, Eve Aretakis, Jeremy M. Wilmot, and Craig Saks.

Peer Group Issuers, Footnote
7.
The TSR Peer Group consists of the S&P SmallCap 600 Index, an independently prepared index. The S&P SmallCap 600 Index will replace the S&P MidCap 400 Index going forward, as the Company is now included in the S&P SmallCap 600 Index. The S&P MidCap 400 index has been included with data through 2024.

Adjustment To PEO Compensation, Footnote
3.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs.

4.
Amounts reported in these columns represent the “compensation actually paid” to the Company’s PEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2024, PEO 1 total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for 2020, 2021, 2022, and 2023 please see the “pay versus performance” disclosure in our 2023 and 2024 definitive proxy statements.

PEO 1
		2024
	Summary Compensation Table - Total Compensation	$12,152,420
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($10,228,643)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$22,043,584
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$2,093,851
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$111,024
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
=	Compensation Actually Paid	$26,172,236

Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount				$ 3,712,070	$ 2,150,984	$ 2,450,602	$ 2,667,749	$ 2,241,571
Non-PEO NEO Average Compensation Actually Paid Amount				$ 6,772,841	3,352,988	790,615	1,273,508	1,643,342
Adjustment to Non-PEO NEO Compensation Footnote
5.
Amounts reported in this column represent the “compensation actually paid” to the NEOs other than the PEO, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2024, the non-PEO
NEOs’ average total compensation reported in the Summary Compensation Table was adjusted as shown in the table below (with the numbers representing average amounts for the applicable non-PEO
NEOs). See footnote 2 for the
non-PEO
NEOs included in the average for the 2024 fiscal year. For information on the calculation of “compensation actually paid” for 2020, 2021, 2022, and 2023 please see the “pay versus performance” disclosure in our 2023 and 2024 definitive proxy statements.

NEO Average
		2024
	Summary Compensation Table - Total Compensation	$3,712,070
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($2,587,219)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,944,919
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,405,104
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$341,789
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$278,405
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($322,227)
=	Compensation Actually Paid	$6,772,841
Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024 to company performance:

•	Adjusted EBITDA

•	Revenue Net of Interchange Growth

•	Net Adjusted EBITDA Margin

•	Gross Revenue

•	Relative Total Shareholder Return

Total Shareholder Return Amount				$ 137	81	61	92	101
Peer Group Total Shareholder Return Amount				149	137	118	141	111
Net Income (Loss)				$ 203,118,000	$ 121,509,000	$ 142,177,000	$ 127,791,000	$ 72,660,000
Company Selected Measure Amount				1,594,288,000	1,452,579,000	1,421,901,000	1,370,598,000	1,294,322,000
Prior Peer Group Total Shareholder Return				$ 164	$ 144	$ 123	$ 142	$ 114
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name				Revenue Net of Interchange Growth
Measure:: 3
Pay vs Performance Disclosure
Name				Net Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name				Gross Revenue
Measure:: 5
Pay vs Performance Disclosure
Name				Relative Total Shareholder Return
Odilon Almeida [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	0	10,280,267	8,768,059	7,001,341
PEO Actually Paid Compensation Amount				0	0	5,735,389	$ 2,003,203	10,687,663
PEO Name		Odilon Almeida	Odilon Almeida				Odilon Almeida
Thomas W. Warsop, III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				12,152,420	5,231,678	577,608	$ 0	0
PEO Actually Paid Compensation Amount				$ 26,172,236	$ 8,594,753	$ 799,949	$ 0	$ 0
PEO Name	Thomas W. Warsop III			Thomas W. Warsop III	Thomas W. Warsop III
PEO | Thomas W. Warsop, III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (10,228,643)
PEO | Thomas W. Warsop, III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				22,043,584
PEO | Thomas W. Warsop, III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,093,851
PEO | Thomas W. Warsop, III [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas W. Warsop, III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				111,024
PEO | Thomas W. Warsop, III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,587,219)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,944,919
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,405,104
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				341,789
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				278,405
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (322,227)